SENIOR SECURED CONVERTIBLE NOTES PAYABLE - RELATED PARTIES (Details) - USD ($)	1 Months Ended		3 Months Ended			12 Months Ended
	Jun. 30, 2015	Jun. 30, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2006	Jun. 30, 2011	May. 31, 2007	Feb. 28, 2006
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt						$ 332,523	$ (82,000)
Senior Secured Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt instrument principal amount		$ 225,000		$ 220,000					$ 596,500		$ 800,000
Interest rate									10.00%	12.00%	10.00%
Sale price of notes payable								$ 800,000
Remaining debt and accrued interest was extended until September 15, 2015					$ 178,749
Accrued interest	$ 118,775	$ 181,125		$ 395,000
Common stock shares issued on conversion of debt (in shares)	154,184	7,400,000	8,448,519	7,900,000
Amount of notes converted in to common stock shares		$ 1,628,000	$ 216,249
Accrued interest of notes converted into common stock shares			208,339
Gain (loss) on extinguishment of debt	$ 85,489		$ (82,000)
Outstanding principal balance on notes	$ 114,000
Pre reverse split shares issued on conversion of debt (in shares)	13,105,662
Pre reverse stock split common stock share price	$ 0.018
Total gain on conversion of notes	$ 103,456
Gain on conversion of notes recorded as additional paid in capital	$ 17,967